UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31,

Date of reporting period:  October 31, 2010

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

RAMIUS DYNAMIC REPLICATION FUND

ANNUAL REPORT
October 31, 2010

Ramius Dynamic Replication Fund
a series of the Investment Managers Series Trust

Table of Contents

Letter to Shareholders	1
Fund Performance and Summary	4
Fund Expenses	5
Schedule of Investments	6
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	13
Report of Independent Registered Public Accounting Firm	22
Supplemental Information	23

Dear Fellow Shareholder:

We are pleased to provide the first annual letter for the Ramius Dynamic Replication Fund (the “Fund”) and appreciate your support in helping to get the Fund launched on July 22nd.

Overview of Market Environment

The market environment from launch through October 31st appeared to be dominated by the changing expectations of economic activity and policy initiatives with risk assets ending the period significantly higher across the board.

August in particular seemed overwhelmingly negative in terms of the expectations of U.S. economic weakness in part due to the previous fiscal stimulus coming to an end and the inventory restocking cycle moving past its peak. In addition, secular headwinds remained in place, with unemployment staying at stubbornly high levels and excessive amounts of debt at the household, local municipality, state and government level. With seemingly gloomier economic days ahead and fears of double dip recession re-emerging, many economists not surprisingly reduced their U.S. and global growth targets and risk assets generally readjusted lower in August.

The negative sentiment in August seemed to lift in September as leading indicators in the U.S. began to stabilize and move higher, while at the same time the possibility of new government policy initiatives appeared to begin to significantly influence markets. One of the main thrusts of the changing environment in September was driven by the Federal Reserve beginning to signal that their dual mandate of employment and growth (as well as the wishful agenda of moving to inflation targeting) were not being achieved and, as a result, that further non-conventional measures might be introduced.

Policy, whether initiated by government, regulators or central banks, has continued to be a wild card over much of the last two years and September showed that not much seems to have changed. It is likely that government policy actions will remain firmly on the agenda, which in itself introduces a world where macro and themes dominate many investment discussions rather than a more fundamental and security specific based approach.

September policy initiatives have appeared to create a seemingly one sided bet, whereby a stronger economy is typically good for risk assets and a weaker economy will generally result in greater quantitative easing, also good for risk assets. This often introduces atypical correlations between risky assets and government bond prices as they become correlated to the policy plans, while elsewhere correlations may grow as they tend to be a direct knock on effects to currency, commodity, equity, credit and emerging markets.

We believe non-conventional monetary policy action in the form of quantitative easing together with earnings seasons were the two most significant drivers influencing markets in October.  The apparent continuation of the broader theme of ultra loose monetary policy being extended in the US extended gains in commodities, equities, credit and emerging market equity and  appeared to push the dollar lower against both higher yielding carry currencies as well as trade weighted currency partners. Not surprisingly, correlations as a result remain high across broad assets.

While there may be debate about the economic velocity that quantitative easing provides, and as a result the favorable impact on equities or the long term effect on fiat currencies over hard assets, we believe there is another more clear-cut impact that such policy has on the simple supply and demand dynamic to fixed income markets extending to credit. The distortions likely created by zero interest rates now appear to be extending further out on the duration curve. In addition we believe that a significant amount of duration will be taken out of the market due to central bank buying. This will possibly impact adversely the real money accounts including life insurance and pension fund portfolios that have real liabilities. With this in mind, it appears that supply is likely to be overwhelmed by demand for some time.

Economic activity appears to be stabilizing – with positive growth rates expected lower than long term trend and lower than levels needed to reverse unemployment trends. Asset price stability, however, seems to face challenges outside of the trend in economic activity in the next few months, with impending policy decisions likely to be the most important influence. A further melt up or a retracement appears equally possible. Flexibility and adaptability remain a valuable source of potential return as well as risk management in the coming months.

Discussion of Fund Performance

From launch on July 22, 2010 through October 31st, the Class A shares returned +0.80% and -4.73% at net asset value and including the maximum sales load of 5.50%, respectively and the Class I shares returned +0.80%. Total annual operating expenses are 1.80% and 1.55% respectively.  Poor economic data likely created negative market sentiment in August while discussions of potential policy initiatives appeared to influence the markets in September and October leading to a sharp reversal upwards in risk appetites. The high level of uncertainty in the economic outlook during August resulted in the Fund entering the September and October market rally with a relatively low and broadly diversified exposure profile across equities, credit, currency, and commodities.  From an attribution point of view, as would be expected in such an environment, both equities and credit detracted from performance in August and contributed in September and October.  Commodities were positive contributors during the period while currency exposure detracted from performance.

Although the performance of the Fund’s strategy is difficult to evaluate over such a short time period from inception through October 31st, on a longer term basis, we believe the portfolio is performing as expected based on our return and tracking error results.

This material is not authorized for use unless accompanied or preceded by a prospectus.

Ramius Alternative Solutions LLC

RAMIUS DYNAMIC REPLICATION FUND
FUND PERFORMANCE AND SUMMARY at October 31, 2010

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception with a similar investment in the HFRI Fund Weighted Composite Index.  Results include the reinvestment of all dividends and capital gains.

The HFRI Fund Weighted Composite Index is an equally weighted performance index, utilized by numerous hedge fund managers as a benchmark for their own hedge funds. All single-manager HFRI Index constituents are included in the Index, which accounts for over 2000 funds listed on the internal HFR Database.

The index does not reflect expenses, fees or sales charge, which would lower performance.  The index is unmanaged and it is not possible to invest in an index.

Total Returns as of October 31, 2010
Share Class	Since Inception* (annualized)
At NAV
Class A	0.80%
Class I	0.80%
With Maximum Sales Load
Class A	-4.73%
Class I	0.80%
HFRI Fund Weighted Composite Index	5.82%
* Inception date7/22/10.

Gross and Net Expense Ratios for the Fund are 1.94% and 1.69%, respectively, as of 10/31/10.   The Advisor has contractually waived fees through February 28, 2012.

The performance data quoted here represents past performance and past performance is not a guarantee of future results.  Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted and may be obtained by calling 1-877-6RAMIUS or by visiting www.ramiusreplication.com.

The Fund's total returns reflect payment of the maximum sales charge of 5.50%.  Returns reflect the reinvestment of distributions made by the Fund, if any.  The deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares is not reflected in the total returns.

The Fund's Advisor has waived fees or expenses; absent such waivers, the Fund's returns would have been lower.

RAMIUS DYNAMIC REPLICATION FUND
Fund Expenses – October 31, 2010 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payment of Class A Shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 7/22/10 (commencement of operations) to 10/31/10.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/22/10*	Ending Account Value 10/31/10	Expenses Paid During Period** 7/22/10*-10/31/10

Class A
Actual Performance	$1,000.00	$1,008.00	$4.94
Hypothetical (5% annual return before expenses)	$1,000.00	$1,009.05	$4.94
Class I
Actual Performance	$1,000.00	$1,008.00	$4.24
Hypothetical (5% annual return before expenses)	$1,000.00	$1,009.75	$4.24

* The Fund commenced operations on July 22, 2010.

** Expenses are equal to the Fund’s annualized expense ratio of 1.76 and 1.51% for Class A and Class I Shares, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent period divided by 365.  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

RAMIUS DYNAMIC REPLICATION FUND
SCHEDULE OF INVESTMENTS - As of October 31, 2010

Number
of Shares		Value

	EXCHANGE TRADED FUNDS - 25.1%
	COMMODITY FUNDS - 2.2%
62,062	PowerShares DB Gold Fund	$2,984,412
		2,984,412

	CURRENCY FUNDS - 0.9%
48,534	PowerShares DB G10 Currency Harvest Fund *	1,137,637
		1,137,637

	DEBT FUNDS - 5.6%
180,476	SPDR Barclays Capital High Yield Bond+	7,377,859
		7,377,859

	EQUITY FUNDS - 11.6%
55,136	Consumer Discretionary Select Sector SPDR	1,944,095
170,114	iShares Russell 1000 Growth Index Fund	9,167,443
69,365	iShares Russell 1000 Value Index Fund	4,218,086
4,621	Materials Select Sector SPDR	160,811
		15,490,435

	FOREIGN FUNDS - 4.8%
135,174	Vanguard Emerging Markets ETF	6,335,605
		6,335,605

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $ 32,138,898)	33,325,948

	EXCHANGE TRADED NOTES - 3.1%
73,446	Credit Suisse Merger Arbitrage Index	1,480,745
35,749	iPATH S&P 500 VIX Mid-Term Futures *	2,663,658
		4,144,403
	TOTAL EXCHANGE TRADED NOTES
	(Cost $ 4,564,690)	4,144,403

Principal
	SHORT-TERM INVESTMENTS - 71.0%
$94,423,886	Fidelity Institutional Money Market Fund, 0.29%‡+	94,423,886

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 94,423,886)	94,423,886

RAMIUS DYNAMIC REPLICATION FUND
SCHEDULE OF INVESTMENTS - As of October 31, 2010

		Value

	TOTAL INVESTMENTS - 99.2%
	(Cost $ 131,127,474)	$131,894,237
	Other Assets in Excess of Liabilities - 0.8%	1,113,454
	TOTAL NET ASSETS - 100.0%	$133,007,691

Number
of Shares

	EXCHANGE TRADED FUNDS SOLD SHORT
	EQUITY FUNDS
(15,294)	Industrial Select Sector SPDR Fund	(492,161)
(46,365)	Technology Select Sector SPDR Fund	(1,128,988)
		(1,621,149)

	TOTAL EXCHANGE TRADED FUNDS SOLD SHORT
	(Proceeds $ 1,480,909)	$(1,621,149)

* Non-income producing security
+ All or a portion of this security is segregated as collateral for securities sold short and SWAP contracts.  Aggregate value of segregated securities were $4,527,869.
‡ The rate is the annualized seven-day yield at period end.  The Fidelity Institutional Money Market Fund seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

See accompanying Notes to Financial Statements.

RAMIUS DYNAMIC REPLICATION FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2010

ASSETS
Investments in securities, at value (cost $131,127,474)	$131,894,237
Deposit with broker for swaps and futures	4,820,305
Receivables:
Investment securities sold	15,791,833
Fund shares sold	221,187
Dividends and interest	19,087
Unrealized appreciation on open swap contracts	33,333
Prepaid expenses	131,794
Total assets	152,911,776

LIABILITIES
Securities sold short, at value (proceeds $1,480,909)	1,621,149
Payables:
Investment securities purchased	17,861,445
Swap payments received	165,000
Fund shares redeemed	92,387
Due to Advisor	103,720
Distribution Plan - Class A (Note 7)	5
Administration fees	15,013
Fund accounting fees	10,982
Custody fees	3,321
Transfer agent fees	3,202
Chief Compliance Officer fees	1,716
Trustees fees	228
Accrued other expenses	25,917
Total liabilities	19,904,085

NET ASSETS	$133,007,691

COMPONENTS OF NET ASSETS
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$132,236,677
Accumulated net investment loss	(33,333)
Accumulated net realized gain on investments, futures, and swap contracts	144,491
Net unrealized appreciation (depreciation) on:
Investments	766,763
Swap contracts	33,333
Securities sold short	(140,240)
Net Assets	$133,007,691

Maximum Offering Price per Share
Class A Shares:
Net assets applicable to shares outstanding	$40,994
Shares of beneficial interest issued and outstanding	4,068
Redemption price	10.08
Maximum sales charge (5.50%* of offering price)	0.59
Maximum offering price to public	$10.67

Class I Shares:
Net assets applicable to shares outstanding	$132,966,697
Shares of beneficial interest issued and outstanding	13,188,870
Redemption price	10.08

See accompanying Notes to Financial Statements.

RAMIUS DYNAMIC REPLICATION FUND
STATEMENT OF OPERATIONS
For the Period July 22, 2010* through October 31, 2010

INVESTMENT INCOME
Income
Dividends	$294,616
Interest	60,750
Total income		$355,366

Expenses
Advisory fees	376,454
Distribution fees - Class A (Note 7)	5
Administration fees	34,944
Offering cost	28,168
Fund accounting fees	17,437
Audit fees	14,817
Transfer agent fees	14,555
Registration fees	9,930
Miscellaneous	8,691
Custody fees	3,321
Legal fees	3,267
Chief compliance officer fees	2,491
Shareholder reporting fees	1,937
Trustees' fees and expenses	1,660
Insurance fees	472

Total expenses		518,149
Advisory fees waived		(59,852)
Dividend and interest expense on securities sold short		36,764
Net expenses		495,061
Net investment loss		(139,695)

REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS:
Net realized gain (loss) on:
Investments		867,043
Futures		(303,342)
Securities sold short		(340,806)
Net realized gain		222,895
Net unrealized appreciation/(depreciation) on:
Investments		766,763
Swap contracts		33,333
Securities sold short		(140,240)
Net unrealized appreciation		659,856
Net realized and unrealized gain/(loss) on investments, futures, swaps, and
securities sold short		882,751

Net Increase in Net Assets from Operations		$743,056

*The Fund commenced operations on July 22, 2010.

See accompanying Notes to Financial Statements.

RAMIUS DYNAMIC REPLICATION FUND
STATEMENT OF CHANGES IN NET ASSETS

For the Period
July 22, 2010*
to October 31, 2010
INCREASE IN NET ASSETS FROM:
Operations
Net investment loss	$(139,695)
Net realized gain on investments, futures and securities sold short	222,895
Net unrealized appreciation on investments, futures, and securities sold short	659,856
Net increase in net assets resulting from operations	743,056

Capital Transactions
Net proceeds from shares sold	141,747,708
Cost of shares repurchased	(9,483,073)
Net change in net assets from capital transactions (a)	132,264,635

Total increase in net assets	133,007,691

NET ASSETS
Beginning of period	-
End of period	$133,007,691

Accumulated net investment loss	$(33,333)

*The Fund commenced operations on July 22, 2010.
**Net of redemption fee proceeds of $694.

See accompanying Notes to Financial Statements.

RAMIUS DYNAMIC REPLICATION FUND
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	July 22, 2010*
	to October 31, 2010
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment loss(a)	(0.01)
Net realized and unrealized gain on investments	0.09
Total from investment operations	0.08

Net asset value, end of period	$10.08

Total return(b)	0.80	% *

Ratios and Supplemental Data
Net assets, end of period (in 000's)	$41

Ratio of expenses to average net assets(c)
Before fees waived and expenses absorbed	1.94	%†
After fees waived and expenses absorbed	1.76	%†, #
Ratio of net investment income to average net assets	(0.68	%)†
Portfolio turnover rate	140.9	%*

(a)	Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(b)
Does not include payment of maximum sales charge of 5.50%.  If the sales charges were included, total return would be lower.  These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares

(c)	Does not include expenses of the investment companies in which the Fund invests.
*	Not annualized. The Fund commenced operations on July 22, 2010.
†	Annualized.
#	Includes dividend and interest expenses on securities sold short of 0.11%. If such expenses were excluded, the net expense ratio would have been 1.65%.

See accompanying Notes to Financial Statements.

RAMIUS DYNAMIC REPLICATION FUND
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	July 22, 2010*
	to October 31, 2010
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment loss(a)	(0.01)
Net realized and unrealized gain on investments	0.09
Total from investment operations	0.08

Net asset value, end of period	$10.08

Total return	0.80	%*

Ratios and Supplemental Data
Net assets, end of period (in 000’s)	$132,967

Ratio of expenses to average net assets(b)
Before fees waived and expenses absorbed	1.69	%†
After fees waived and expenses absorbed	1.51	%†,#
Ratio of net investment income to average net assets	(0.43	%)†
Portfolio turnover rate	140.9	%*

(a)	Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(b)	Does not include expenses of the investment companies in which the Fund invests.
*	Not annualized. The Fund commenced operations on July 22, 2010.
†	Annualized.
#	Includes dividend and interest expenses on securities sold short of 0.11%. If such expenses were excluded, the net expense ratio would have been 1.40%

See accompanying Notes to Financial Statements.

RAMIUS DYNAMIC REPLICATION FUND
NOTES TO FINANCIAL STATEMENTS – October 31, 2010

Note 1 – Organization
Ramius Dynamic Replication Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective seeks to replicate the returns attributable to: (i) the exposure of the Ramius Custom Actively Managed Composite (the "RCAM Composite") to various markets and (ii) the changes in that market exposure from month to month. The Fund commenced investment operations on July 22, 2010, with two classes of shares, Class A and Class I.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Stock Index Futures - The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities.  A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

RAMIUS DYNAMIC REPLICATION FUND
NOTES TO FINANCIAL STATEMENTS – October 31, 2010
(Continued)

The Fund had the following futures contracts open at October 31, 2010:
Unrealized
Number of			Expiration	Appreciation
Contracts	Description	Contract Value	Date	(Depreciation)
Long Futures
45	Euro STOXX 50	$ 1,779,429	12/17/2010
30	Russell 2000 Mini	$ 2,109,500	12/17/2010	-
-

Exchange Traded Notes - ETNs are debt securities that combine certain aspects of ETFs and bonds.  ETNs are not investment companies and thus are not regulated under the 1940 Act.  ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer.  ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

SWAP Contracts - Swap agreements are over-the-counter contracts entered into primarily by institutional investors.  In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investment or instrument.  The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate) in a particular foreign currency, or in a "basket" of swaps or securities or commodities representing a particular index. The Fund also may enter into credit default swaps which involve the exchange of a periodic premium for protection against or exposure to a defined credit event (such as payment default, refinancing or bankruptcy).  Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Fund may enter into credit default swaps in which the Fund acts as guarantor, and may enter into credit default swaps in which the counterparty acts as guarantor.

The credit default swap contracts are marked-to-market daily using fair value estimates provided by an independent pricing service.  Changes in value are recorded as unrealized appreciation/(depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts.  Premiums paid to or by the Fund are accrued daily and included in realized gain or loss on swaps.  The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the Statement of Assets and Liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts.  Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.

RAMIUS DYNAMIC REPLICATION FUND
NOTES TO FINANCIAL STATEMENTS – October 31, 2010
(Continued)

The Fund had the following swap contracts open at October 31, 2010:

Counterparty	Reference Entity
Credit Default Swaps
Goldman Sachs	Markit LCDX CDSI Series 15, 5 Year

Expiration Date	Notional Value (1)	Pay/Receive Fixed Rate	Fixed Rate	Credit Event (2)	Appreciation (Depreciation)

12/20/2015	12,000,000	Receive	2.50%	Bankruptcy/FTP	$33,333
$33,333

(1)  The maximum potential amount the Fund could be required to make as a seller of credit protection or if a credit event occurs as defined under the terms of that particular swap agreement.

(2) The Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

FTP = Failure to Pay.

Money Market Investments - The Fund invests a significant amount (71.0% as of October 31, 2010) in the Fidelity Institutional Money Market Fund (“FMPXX”).  FMPXX Invests in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by Fidelity Management & Research Company, U.S. Government securities and repurchase agreements. FMPXX may invest more than 25% of its total assets in the financial services.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $133,756, which are being amortized over a one-year period from July 22, 2010 (commencement of operations).

RAMIUS DYNAMIC REPLICATION FUND
NOTES TO FINANCIAL STATEMENTS – October 31, 2010
(Continued)

In conjunction with the use of short sales, futures, or swap contracts, the Fund may be required to maintain collateral in various forms. At October 31, 2010 such collateral is denoted in the Fund’s Schedule of Investments and Statement of Assets and Liabilities. Also in conjunction with the use of short sales, options, futures, or swap contracts, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty. At October 31, 2010 these segregated margin deposit accounts are denoted in the Fund’s Statement of Assets and Liabilities.

(c) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze the open tax year of 2010, or expected to be taken in the Fund’s 2010 tax returns, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the fiscal year ended October 31, 2010, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Ramius Alternative Solutions LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.15% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.65% and 1.40% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is effective until June 30, 2011, and may be terminated by the Trust’s Board of Trustees.  For the period July 22, 2010 (commencement of operations) through October 31, 2010, the Advisor waived $59,852 of its advisory fees.  The Advisor may recover from the Fund fees and expenses previously waived or reimbursed if the Fund’s expense ratio, including the recovered expenses, falls below any current expense limit and the expense limit in place at the time the expenses were incurred.  At October 31, 2010, the amount of these potentially recoverable expenses was $59,852.  The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.  As of October 31, 2010, the Advisor may recapture a portion of the $59,852 no later than October 31, 2013.

RAMIUS DYNAMIC REPLICATION FUND
NOTES TO FINANCIAL STATEMENTS – October 31, 2010
(Continued)

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

For the period July 22, 2010 (commencement of operations) through October 31, 2010, there were no selling commissions retained by the Fund’s distributor.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period July 22, 2010 (commencement of operations) through October 31, 2010, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period July 22, 2010 (commencement of operations) through October 31, 2010, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At October 31, 2010, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$131,235,285

Gross unrealized appreciation	1,079,847
Gross unrealized depreciation	(420,895)

Net unrealized appreciation	$658,952

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

Capital	$(27,958)
Accumulated net investment loss	106,362
Accumulated net realized gain on investments, futures, and swap contracts	(78,404)

RAMIUS DYNAMIC REPLICATION FUND
NOTES TO FINANCIAL STATEMENTS – October 31, 2010
(Continued)

As of October 31, 2010, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$252,302
Undistributed long-term capital gains	-
Tax accumulated earnings	252,302
Accumulated capital and other losses	-
Net unrealized appreciation on investments and securities sold short	518,712
Total accumulated earnings	$771,014

Note 5 - Capital Transactions:
Capital transactions for the Fund were as follows:

	For the Period July 22, 2010*
	to October 31, 2010
	Shares	Value
Subscriptions:
Class A	4,068	$41,000
Class C	14,134,252	141,706,708
Total Subscriptions	14,138,320	$141,747,708

Repurchases:
Class A	--	$--
Class C	(945,382)	(9,483,073)
Total Repurchases	(945,382)	$(9,483,073)

*Commencement of investment operations.

The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 60 days of purchase.  For the period July 22, 2010 (commencement of operations) through October 31, 2010, the Fund received $694 in redemption fees.

Note 6 - Investment Transactions
For the period July 22, 2010 (commencement of operations) through October 31, 2010, purchases and sales of investments, excluding short-term investment, futures and SWAP contracts, were $85,319,259 and $49,482,714, respectively.

Note 7 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Class A shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares.

For the period July 22, 2010 (commencement of operations) through October 31, 2010, distribution fees incurred with respect to Class A shares are disclosed on the Statement of Operations.

RAMIUS DYNAMIC REPLICATION FUND
NOTES TO FINANCIAL STATEMENTS – October 31, 2010
(Continued)

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2010, in valuing the Fund’s assets carried at fair value:

RAMIUS DYNAMIC REPLICATION FUND
NOTES TO FINANCIAL STATEMENTS – October 31, 2010
(Continued)

	Level 1	Level 2	Level 3	Total
Assets Table
Investments, at value
Exchange Traded Funds	$33,325,948			$33,325,948
Exchange-Traded Notes	4,144,403			4,144,403
Short-Term Investments	94,423,886			94,423,886
Other Financial Instruments*
Futures contracts	--	--	--	--
Credit Default Swap Contracts	--	--	$33,333	33,333
Total Assets	$131,894,237	$--	$33,333	$131,927,570

Liabilities Table
Exchange Traded Funds Sold Short	$(1,621,149)	--	--	$(1,621,149)
Total Liabilities	$(1,621,149)	-	-	$(1,621,149)

The total change in unrealized appreciation included in the Statement of Operations attributable to Level 3 investments still held at October 31, 2010 was $33,333.

* Other financial instruments are futures contracts and credit default swap contracts which are detailed in the Schedule of Investments.

Note 10 –Derivatives and Hedging Disclosures:
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options during the period July 22, 2010 (commencement of operations) through October 31, 2010.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of October 31, 2010 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments, carried at fair value	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
Equity contracts	Variation Margin Receivable on Futures Contracts	$--		--
Credit contracts	Unrealized appreciation on open swap contracts	33,333		--
Total		$33,333		$--

The effects of derivative instruments on the Statement of Operations for the period July 22, 2010 (commencement of operations) through October 31, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures Contracts	SWAP Contracts	Total
Equity contracts	$(303,342)	N/A	$(303,342)
Credit contracts	N/A	--	--
Total	$(303,342)	$--	$(303,342)

RAMIUS DYNAMIC REPLICATION FUND
NOTES TO FINANCIAL STATEMENTS – October 31, 2010
(Continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures Contracts	SWAP Contracts	Total
Equity contracts	$--	N/A	$--
Credit contracts	N/A	$33,333	33,333
Total	$--	$33,333	$33,333

Note 11 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Note 12 - Accounting Pronouncement
In January 2010, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements.  The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years.  There were no significant transfers into and out of Levels 1 and 2 during current period presented.

The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

RAMIUS DYNAMIC REPLICATION FUND
SUPPLEMENTAL INFORMATION (Unaudited)

Tax Information
For the year ended October 31, 2010, 11.99% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund, is designated as qualified dividend income.

For the year ended October 31, 2010, 11.06% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund, qualifies for the dividends received deduction available to corporate shareholders.

Trustees and Officer Information
Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling 1-877-6RAMIUS (1-877-672-6487).  The Trustees and officers of the Fund and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
“Independent” Trustees:
Charles H. Miller[a] (born 1947) Trustee	Since November 2007	Executive Vice President, Client Management and Development, Access Data Corporation, a Broadridge company, a provider of technology and services to asset management firms (1997-present).	31	None.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc. a financial services consulting firm (1996-present).	31	None.
William H. Young [a] (born 1950) Trustee	Since November 2007	Independent financial services consultant (1996-present); Consultant-Interim CEO, Unified Fund Services, Inc., a mutual fund service provider (2003-2006); Ex-officio Board Member of the National Investment Company Service Association and past President and Chairman (1995-1997); Senior Vice President, Oppenheimer Management Company (1983-1996).	31	None.
Interested Trustees:
John P. Zader a † (born 1961) Trustee and President	Since November 2007 as Trustee and December 2007 as President	CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund, and affiliate of the Fund’s distributor and custodian (2006-present); Consultant to Jefferson Wells International, a provider of professional services for multiple industries, including financial services organizations (2006); Senior Vice President and Chief Financial Officer, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (1988-2006).	31	None.

RAMIUS DYNAMIC REPLICATION FUND
SUPPLEMENTAL INFORMATION (Unaudited)

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Eric M. Banhazlb† (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	President, Mutual Fund Administration Corp. (2006 – present); Senior Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 – 2006).	31	Advisors Series Trust (1997 to 2007).
Officers of the Trust
Rita Dam[b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006).	N/A	N/A
Joy Ausili[b] (born 1966) Secretary and Assistant Treasurer	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006).	N/A	N/A
Terrance P. Gallagher, CPA, JD a (born 1958) Vice President	Since December 2007
Executive Vice President, UMB Fund Services, Inc. (2007 – present); Director of Compliance, Unified Fund Services Inc. (2004 – 2007); Partner, The Academy of Financial Services Studies and Precision Marketing Partners (1998 - 2004); Senior Vice President, Chief Financial Officer and Treasurer of AAL Capital Management and The AAL Mutual Funds (1987 - 1998).
			N/A	N/A
Robert Tuszynski [a] (born 1959) Vice President	Since March 2010	Senior Vice President, Director of Distribution Services, UMB Fund Services, Inc. (2008 – present); Vice President and CCO, CUNA Mutual Fund Group (2004 – 2008).	N/A	N/A
Todd Cipperman[b] (born 1966) Chief Compliance Officer (“CCO”)	Since December 2009	Founder and Principal, Cipperman & Company/Cipperman Compliance Services (2004 – present).	N/A	N/A

a	Address for certain Trustees and certain officers: 803 West Michigan Street, Milwaukee, WI 53233-2301.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, CA 91740. Address for Mr. Cipperman: 500 Swedesford Road, Suite 104, Wayne, PA 19087.
c	Trustees and officers serve until their successors have been duly elected.
†
Mr. Zader is an “interested person” of the Trust by virtue of his position with the Fund’s distributor, Grand Distribution Services, LLC  and its affiliates, UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund, and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an “interested person” of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund’s co-administrator.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Investment Managers Series Trust

We have audited the accompanying statement of assets and liabilities of the Ramius Dynamic Replication Fund (the “Fund”), a series of Investment Managers Series Trust, including the schedule of investments, as of October 31, 2010, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period July 22, 2010 (commencement of operations) to October 31, 2010.  These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.   Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ramius Dynamic Replication Fund as of October 31, 2010, and the results of its operations, the changes in its net assets and its financial highlights for the period July 22, 2010 to October 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
December 30, 2010

RAMIUS DYNAMIC REPLICATION FUND
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)

At an in-person meeting held on June 22-23, 2010, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Ramius Alternative Solutions,  LLC (the “Investment Advisor”) with respect to the Ramius Dynamic Replication Fund series of the Trust (the “Fund”) for an initial two-year term ending June 24, 2012.  In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that the Advisory Agreement is in the best interests of the Fund.

Background

In advance of the meeting, the Board received information about the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. The Board considered a presentation made by representatives of the Investment Advisor at a previous meeting and discussed certain information it had provided in connection with that meeting, as well as other more current information.  Before voting on the Advisory Agreement, the Independent Trustees met in a private session at which no representatives of the Investment Advisor were present.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below.  In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

The Board considered the overall quality of services to be provided to the Fund by the Investment Advisor and discussed the specific responsibilities of the Investment Advisor under the Advisory Agreement.  In addition, the Board considered the background, qualifications, education and experience of the Investment Advisor’s key portfolio management and operational personnel; its overall financial position; its resources and efforts to retain and motivate capable personnel to serve the Fund; and the overall general quality and depth of its organization. The Board also took into account the experience of the Investment Advisor's senior management; its investment philosophy and processes, including its brokerage and trading practices; its disaster recovery and contingency planning; and its commitment and systems in place with regard to compliance with applicable laws and regulations.  The Board noted that the Investment Advisor did not manage any assets using the Fund’s investment strategies and therefore had not provided any performance in that strategy; however, the Board noted the Investment Advisor’s performance in another strategy.  The Board and the Independent Trustees determined that the nature, extent and quality of the services to be provided by the Investment Advisor were satisfactory.

RAMIUS DYNAMIC REPLICATION FUND
SUPPLEMENTAL INFORMATION (Unaudited)

Advisory Fees and Expense Ratio

The Board considered a comparison of the proposed fees and expenses of each class of the Fund to the fees and expenses of its peer group of funds.  With respect to both Class A Shares and Class I Shares of the Fund, the Board observed the Fund’s proposed advisory fee and total expense ratio were below the peer group averages.  The Board also noted that the Investment Advisor has contractually agreed to limit the Fund’s expenses.  The Board and the Independent Trustees determined that the fees and expenses for the Fund were reasonable in light of the nature, extent and quality of the services provided by the Advisor.

Profitability and Economies of Scale

The Board and the Independent Trustees reviewed information about the Investment Advisor’s estimated profitability resulting from its relationship with the Fund during the Fund’s first year of operations.  With respect to the economies of scale, the Board and the Independent Trustees noted that initially, the Fund’s asset levels would likely be too low to achieve significant economies, and concluded that the matter of such economies, and the extent to which the Fund’s fee levels reflect those economies for the benefit of Fund investors, would be reviewed in the future as Fund assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that the Advisory Agreement is in the best interests of the Fund and, accordingly, approved the Advisory Agreement.

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Investment Adviser
Ramius Alternative Solutions LLC
599 Lexington Avenue
New York, New York  10022

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

FUND INFORMATION

	TICKER	CUSIP
Ramius Dynamic Replication Fund – Class A	RDRAX	461 418 725
Ramius Dynamic Replication Fund – Class I	RDRIX	461 418 717

Privacy Principles of the Ramius Dynamic Replication Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Ramius Dynamic Replication Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 6RAMIUS or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (877) 6RAMIUS or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at http://www.sec.gov or by calling the Fund at (877) 6RAMIUS. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Ramius Dynamic Replication Fund
803 West Michigan Street
Milwaukee, WI 53233
Toll Free: (877) 6RAMIUS

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-626-914-4141.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its audit committee.  The audit committee is composed of the Registrant’s three independent Trustees, each of whom possesses extensive industry experience, but none of whom has all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an “audit committee financial expert.”  The Board of Trustees believes that the audit committee has sufficient knowledge and experience to meet its obligations as the audit committee of the Registrant.  In addition, the Board of Trustees notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2010	FYE 10/31/2009
Audit Fees	$12,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2010	FYE 10/31/2009
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 10/31/2010	FYE 10/31/2009
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Investment Managers Series Trust

By (Signature and Title) /s/ John P. Zader
John P. Zader, President

Date   January 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ John P. Zader
John P. Zader, President

Date   January 6, 2011

By (Signature and Title) /s/ Rita Dam
Rita Dam, Treasurer

Date   January 6, 2011